SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Short term borrowings
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Guaranteed or collateralized	¥ 0		¥ 0
Interest expense due to third party	349,792	$ 48,829	648,581	¥ 326,893
Related Parties
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Guaranteed or collateralized	¥ 0		¥ 0